Inventory, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Schedule of components of inventory, net

Inventory as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials	$2,450	$2,211
Work-in-Process	469	197
Finished goods	1,143	914
Total inventory	$4,062	$3,322

	December 31, 2023	December 31, 2022
Raw materials	$2,211	$—
Work-in-Process	197	—
Finished goods	914	367
Total inventory	$3,322	$367